Private Placement Warrants (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jul. 07, 2022
Private Placement Warrants (Details) [Line Items]
Sale of stock (in Shares)		8,625,000
Price per share (in Dollars per share)			$ 10
Aggregate cost		$ 780,000
Fair value per share (in Dollars per share)	$ 0.72
Purchase price per share (in Dollars per share)	$ 1
Additional paid-in capital	$ 1,456,000
Private Placement Warrants [Member]
Private Placement Warrants (Details) [Line Items]
Sale of stock (in Shares)	5,200,000	5,200,000
Price per share (in Dollars per share)	$ 1	$ 1
Aggregate purchase price	$ 5,200,000	$ 5,200,000
Aggregate cost	780,000
Share purchased	$ 780,000	$ 780,000
Class A Common Stock [Member]
Private Placement Warrants (Details) [Line Items]
Price per share (in Dollars per share)	$ 10
Warrant exercise price per share (in Dollars per share)	11.5	$ 11.5
Anchor Investor [Member]
Private Placement Warrants (Details) [Line Items]
Price per share (in Dollars per share)	$ 1	$ 1
Purchased an aggregate of private placement warrants (in Shares)	780,000	780,000
Share purchased	$ 4,420,000	$ 4,400,000